Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Land	$ 622,348	$ 633,008
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	2,881,296	2,945,323
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	54,745	79,155
Construction in progress	20,373	17,250
Real estate assets held for sale, net	33,970	29,315
Total real estate assets	3,612,732	3,704,051
Investments in unconsolidated joint ventures	37,226	38,181
Cash and cash equivalents	12,957	139,690
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	145,148	129,280
Due from unconsolidated joint ventures	463	788
Restricted cash and escrows	334	9,039
Prepaid expenses and other assets	13,022	9,911
Goodwill	180,097	180,097
Interest rate swap	1,075	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	6,454	5,977
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	240,140	228,897
Other assets held for sale, net	5,227	1,923
Total assets	4,254,875	4,447,834
Liabilities:
Line of credit and notes payable	1,416,525	1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	127,263	122,986
Deferred income	21,552	27,321
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	40,805	49,037
Interest rate swaps	8,235	2,537
Total liabilities	1,614,380	1,674,406
Commitments and Contingencies	0	0
Stockholders' Equity:
Shares-in-trust, 150,000,000 shares authorized, none outstanding as of December 31, 2012 or December 31, 2011	0	0
Preferred stock, no par value, 100,000,000 shares authorized, none outstanding as of December 31, 2012 or December 31, 2011	0	0
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	1,676	1,726
Additional paid-in capital	3,667,051	3,663,662
Cumulative distributions in excess of earnings	(1,022,681)	(891,032)
Other comprehensive loss	(7,160)	(2,537)
Piedmont stockholders’ equity	2,638,886	2,771,819
Noncontrolling interest	1,609	1,609
Total stockholders’ equity	2,640,495	2,773,428
Total liabilities and stockholders’ equity	$ 4,254,875	$ 4,447,834